Share-Based Payments - Summary Of NHL Warrants (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31,2020 (Number of shares)	0
Number of other equity instruments granted	0
Unvested restricted shares as of December 31, 2021 (Number of shares)	1,353,740
Exercisable as of December 31, 2021 (Number of warrants)	0
Unvested restricted shares as of December 31, 2021 (Number of shares)	1,353,740
Unvested restricted shares as of December 31, 2020 (Weighted average grant date) | $ / shares	$ 0
Issued (Weighted average exercise price) | $ / shares	23.45
Unvested restricted shares as of December 31, 2021 (Weighted average grant date) | $ / shares	$ 23.45